Fair Value of Financial Instruments	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

15. FAIR VALUE OF FINANCIAL INSTRUMENTS

The guidance on fair value measurement establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy describes three levels of inputs that may be used to measure fair value:

Level 1:	Quoted prices in active markets for identical assets or liabilities.

Level 2:	Observable inputs other than Level 1 prices, such as quoted for similar assets or liabilities; quoted prices in markets that are not active; or inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3:	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

In addition, the guidance requires the Company to disclose the fair value for assets and liabilities on both a recurring and non-recurring basis.

Those assets and liabilities measured at fair value on a recurring basis are summarized below:

	December 31, 2014
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(In Thousands)
Debt securites available for sale:
U.S. agency securities	$—	$7,864	$—	$7,864
Obligations of state and political subdivisions	—	27,443	—	27,443
Asset-backed securities	—	88,607	—	88,607
Collateralized loan obligations	—	126,308	—	126,308
Corporate bonds	—	162,416	—	162,416
Trust preferred securities	—	7,820	—	7,820

Total debt securities	—	420,458	—	420,458
Mortgage-backed securities available for sale:
Collateralized mortgage obligations	—	79,176	—	79,176
Residential pass-through securities	—	295,922	—	295,922
Commercial pass-through securities	—	16,450	—	16,450

Total mortgage-backed securities	—	391,548	—	391,548

Total securities available for sale	$—	$812,006	$—	$812,006

Derivative instruments
Interest rate swaps	$—	$(5,749)	$—	$(5,749)
Interest rate caps	—	1,403	—	1,403

Total mortgage-backed securities	$—	$(4,346)	$—	$(4,346)

	June 30, 2014
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(In Thousands)
Debt securites available for sale:
U.S. agency securities	$—	$4,205	$—	$4,205
Obligations of state and political subdivisions	—	26,773	—	26,773
Asset-backed securities	—	87,316	—	87,316
Collateralized loan obligations	—	119,572	—	119,572
Corporate bonds	—	162,234	—	162,234
Trust preferred securities	—	7,798	—	7,798

Total debt securities	—	407,898	—	407,898
Mortgage-backed securities available for sale:
Collateralized mortgage obligations	—	83,270	—	83,270
Residential pass-through securities	—	353,953	—	353,953

Total mortgage-backed securities	—	437,223	—	437,223

Total securities available for sale	$—	$845,121	$—	$845,121

Derivative instruments
Interest rate swaps	$—	$(2,714)	$—	$(2,714)
Interest rate caps	—	1,739	—	1,739

Total mortgage-backed securities	$—	$(975)	$—	$(975)

The fair values of securities available for sale (carried at fair value) or held to maturity (carried at amortized cost) are primarily determined by obtaining matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs).

The Company has contracted with a third party vendor to provide periodic valuations for its interest rate derivatives to determine the fair value of its interest rate caps and swaps. The vendor utilizes standard valuation methodologies applicable to interest rate derivatives such as discounted cash flow analysis and extensions of the Black-Scholes model. Such valuations are based upon readily observable market data and are therefore considered Level 2 valuations by the Company.

For the three and six months ended December 31, 2014, there were no purchases, sales, issuances, or settlements of assets or liabilities whose fair values are determined based upon Level 3 inputs on a recurring basis. For those same periods, there were no transfers of assets or liabilities within the fair valuation measurement hierarchy between Level 1 and Level 2 inputs.

Those assets and liabilities measured at fair value on a non-recurring basis are summarized below:

	December 31, 2014
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(In Thousands)
Impaired loans	$—	$—	$9,931	$9,931

	June 30, 2014
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(In Thousands)
Impaired loans	$—	$—	$10,387	$10,387

The following table presents additional quantitative information about assets measured at fair value on a non-recurring basis and for which the Company has utilized adjusted Level 3 inputs to determine fair value:

	December 31, 2014
	Fair Value Estimate	Valuation Techniques		Unobservable Input		Range	Weighted Average
	(In Thousands)
Impaired loans	$9,931	Market valuation of underlying collateral	(1)	Direct disposal costs	(2)	6% - 10%	7.44%

	June 30, 2014
	Fair Value Estimate	Valuation Techniques		Unobservable Input		Range	Weighted Average
	(In Thousands)
Impaired loans	$10,387	Market valuation of underlying collateral	(1)	Direct disposal costs	(2)	6% - 10%	7.10%

(1)	The fair value of impaired loans is generally determined based on an independent appraisal of the market value of a loan’s underlying collateral.
(2)	The fair value basis of impaired loans and real estate owned is adjusted to reflect management estimates of disposal costs including, but not necessarily limited to, real estate brokerage commissions and title transfer fees, with such cost estimates generally ranging from 6% to 10% of collateral or property market value.

An impaired loan is evaluated and valued at the time the loan is identified as impaired at the lower of cost or market value. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Market value is measured based on the value of the collateral securing the loan and is classified at a Level 3 in the fair value hierarchy. Once a loan is identified as individually impaired, management measures impairment in accordance with the FASB’s guidance on accounting by creditors for impairment of a loan with the fair value estimated using the market value of the collateral reduced by estimated disposal costs. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceeds the recorded investments in such loans. Impaired loans are reviewed and evaluated on at least a quarterly basis for additional impairment and adjusted accordingly.

At December 31, 2014, impaired loans valued using Level 3 inputs comprised loans with principal balances totaling $10.8 million and valuation allowances of $856,000 reflecting fair values of $9.9 million. By comparison, at June 30, 2014, impaired loans valued using Level 3 inputs comprised loans with principal balances totaling $12.1 million and valuation allowances of $1.7 million reflecting fair values of $10.4 million.

Once a loan is foreclosed, the fair value of the real estate owned continues to be evaluated based upon the market value of the repossessed real estate originally securing the loan. At December 31, 2014 and June 30, 2014, the Company held no real estate owned whose carrying value was written down utilizing Level 3 inputs during fiscal 2015 or fiscal 2014, respectively.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments at December 31, 2014 and June 30, 2014:

Cash and Cash Equivalents, Interest Receivable and Interest Payable. The carrying amounts for cash and cash equivalents, interest receivable and interest payable approximate fair value because they mature in three months or less.

Securities. See the discussion presented above concerning assets measured at fair value on a recurring basis.

Loans Receivable. Except for certain impaired loans as previously discussed, the fair value of loans receivable is estimated by discounting the future cash flows, using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities, of such loans.

FHLB of New York Stock. The carrying amount of restricted investment in bank stock approximates fair value, and considers the limited marketability of such securities.

Deposits. The fair value of demand, savings and club accounts is equal to the amount payable on demand at the reporting date. The fair value of certificates of deposit is estimated using rates currently offered for deposits of similar remaining maturities. The fair value estimates do not include the benefit that results from the low-cost funding provided by deposit liabilities compared to the cost of borrowing funds in the market.

Advances from FHLB. Fair value is estimated using rates currently offered for advances of similar remaining maturities.

Interest Rate Derivatives. See the discussion presented above concerning assets measured at fair value on a recurring basis.

Commitments. The fair value of commitments to fund credit lines and originate or participate in loans is estimated using fees currently charged to enter into similar agreements taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For fixed rate loan commitments, fair value also considers the difference between current levels of interest and the committed rates. The carrying value, represented by the net deferred fee arising from the unrecognized commitment, and the fair value, determined by discounting the remaining contractual fee over the term of the commitment using fees currently charged to enter into similar agreements with similar credit risk, is not considered material for disclosure. The contractual amounts of unfunded commitments are presented in Management’s Discussion and Analysis of Financial Condition and Results of Operations under the heading Liquidity and Capital Resources.

The carrying amounts and fair values of financial instruments are as follows:

	December 31, 2014
	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In Thousands)
Financial assets:
Cash and cash equivalents	$96,436	$96,436	$96,436	$—	$—
Debt securities available for sale	420,458	420,458	—	420,458	—
Debt securities held to maturity	219,906	218,064	—	218,064	—
Loans receivable	1,801,487	1,805,949	—	—	1,805,949
Mortgage-backed securities available for sale	391,548	391,548	—	391,548	—
Mortgage-backed securities held to maturity	322,529	325,709	—	325,709	—
FHLB Stock	27,382	27,382	—	—	27,382
Interest receivable	9,059	9,059	9,059	—	—
Financial liabilities:
Deposits (1)	2,464,845	2,475,832	1,443,931	—	1,031,901
Borrowings	563,002	575,243	—	—	575,243
Interest payable on borrowings	1,032	1,032	1,032	—	—
Derivative instruments:
Interest rate swaps	(5,749)	(5,749)	—	(5,749)	—
Interest rate caps	1,403	1,403	—	1,403	—

(1)	Includes accrued interest payable on deposits of $65,000 at December 31, 2014.

	June 30, 2014
	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In Thousands)
Financial assets:
Cash and cash equivalents	$135,034	$135,034	$135,034	$—	$—
Debt securities available for sale	407,898	407,898	—	407,898	—
Debt securities held to maturity	216,414	213,472	—	213,472	—
Loans receivable	1,729,084	1,711,972	—	—	1,711,972
Mortgage-backed securities available for sale	437,223	437,223	—	437,223	—
Mortgage-backed securities held to maturity	295,658	293,781	—	293,781	—
FHLB Stock	25,990	25,990	—	—	25,990
Interest receivable	9,013	9,013	9,013	—	—
Financial liabilities:
Deposits (1)	2,479,941	2,490,933	1,442,723	—	1,048,210
Borrowings	512,257	521,839	—	—	521,539
Interest payable on borrowings	1,001	1,001	1,001	—	—
Derivative instruments:
Interest rate swaps	(2,714)	(2,714)	—	(2,714)	—
Interest rate caps	1,739	1,739	—	1,739	—

(1)	Includes accrued interest payable on deposits of $69,000 at June 30, 2014.

Limitations. Fair value estimates are made at a specific point in time based on relevant market information and information about the financial instruments. These estimates do not reflect any premium or discount that could result from offering for sale at one time the entire holdings of a particular financial instrument. Because no market value exists for a significant portion of the financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. These estimates are subjective in nature, involve uncertainties and matters of judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

The fair value estimates are based on existing on-and-off balance sheet financial instruments without attempting to value anticipated future business and the value of assets and liabilities that are not considered financial instruments. Other significant assets and liabilities that are not considered financial assets and liabilities include premises and equipment, and advances from borrowers for taxes and insurance. In addition, the ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.

Note 20 – Fair Value of Financial Instruments

The guidance on fair value measurement establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy describes three levels of inputs that may be used to measure fair value:

Level 1:	Quoted prices in active markets for identical assets or liabilities.

Level 2:	Observable inputs other than Level 1 prices, such as quoted for similar assets or liabilities; quoted prices in markets that are not active; or inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3:	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

In addition, the guidance requires the Company to disclose the fair value for assets and liabilities on both a recurring and non-recurring basis.

Those assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance
	(In Thousands)
At June 30, 2014:

Debt securities available for sale:

U.S. agency securities	$—	$4,205	$—	$4,205
Obligations of state and political subdivisions	—	26,773	—	26,773
Asset-backed securities	—	87,316	—	87,316
Collateralized loan obligations	—	119,572	—	119,572
Corporate bonds	—	162,234	—	162,234
Trust preferred securities	—	7,798	—	7,798

Total debt securities	—	407,898	—	407,898

Mortgage-backed securities available for sale:

Collateralized mortgage obligations	—	83,270	—	83,270
Residential pass-through securities	—	353,953	—	353,953

Total mortgage-backed securities	—	437,223	—	437,223

Total securities available for sale	$—	$845,121	$—	$845,121

Derivative instruments:

Interest rate swaps	$—	$(2,714)	$—	$(2,714)

Interest rate caps	—	1,739	—	1,739

Total derivatives	$—	$(975)	$—	$(975)

	Fair Value Measurements Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance
	(In Thousands)
At June 30, 2013:

Debt securities available for sale:

U.S. agency securities	$—	$5,015	$—	$5,015
Obligations of state and political subdivisions	—	25,307	—	25,307
Asset-backed securities	—	24,798	—	24,798
Collateralized loan obligations	—	78,486	—	78,486
Corporate bonds	—	159,192	—	159,192
Trust preferred securities	—	6,324	1,000	7,324

Total debt securities	—	299,122	1,000	300,122

Mortgage-backed securities available for sale:

Collateralized mortgage obligations	—	62,482	—	62,482
Residential pass-through securities	—	628,154	—	628,154
Commercial pass-through securities	—	90,016	—	90,016

Total mortgage-backed securities	—	780,652	—	780,652

Total securities available for sale	$—	$1,079,774	$1,000	$1,080,774

Derivative instruments:

Interest rate swaps	$—	$2,837	$—	$2,837

Interest rate caps	—	2,808	—	2,808

Total derivatives	$—	$5,645	$—	$5,645

The fair values of securities available for sale (carried at fair value) or held to maturity (carried at amortized cost) are primarily determined by obtaining matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs).

At June 30, 2014, the Company held a trust preferred security with a par value of $1.0 million, a de-facto obligation of Mercantil Commercebank Florida Bancorp, Inc. which is a part of a $40.0 million private placement with a coupon of 8.90% issued in 1998 and maturing in 2028. The security’s value at June 30, 2014 was determined using the matrix pricing (Level 2 inputs) noted above. However, the security’s fair value had previously been determined by using Level 3 inputs because management had been unable to obtain a market quote due to a lack of trading activity for this security. Consequently, the security’s fair value as reported at June 30, 2013 was based upon the present value of its expected future cash flows assuming the security continued to meet all its payment obligations and utilizing a discount rate based upon the security’s contractual interest rate.

The Company has contracted with a third party vendor to provide periodic valuations for its interest rate derivatives to determine the fair value of its interest rate caps and swaps. The vendor utilizes standard valuation methodologies applicable to interest rate derivatives such as discounted cash flow analysis and extensions of the Black-Scholes model. Such valuations are based upon readily observable market data and are therefore considered Level 2 valuations by the Company.

For the year ended June 30, 2014, there were no purchases, sales, issuances, or settlements of assets or liabilities whose fair values are determined based upon Level 3 inputs on a recurring basis. For that same period, there were no transfers of assets or liabilities within the fair valuation measurement hierarchy between Level 1 and Level 2 inputs.

Those assets and liabilities measured at fair value on a non-recurring basis are summarized below:

	Fair Value Measurements Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance
	(In Thousands)
At June 30, 2014
Impaired loans	$—	$—	$10,387	$10,387

At June 30, 2013
Impaired loans	$—	$—	$14,603	$14,603
Real estate owned	—	—	229	229

The following table presents additional quantitative information about assets measured at fair value on a non-recurring basis and for which the Company has utilized adjusted Level 3 inputs to determine fair value:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range	Weighted Average
	(In Thousands)

At June 30, 2014
Impaired loans	$10,387	Market valuation of underlying collateral (1)	Direct disposal costs (3)	6% - 10%	7.10%
At June 30, 2013
Impaired loans	$14,603	Market valuation of underlying collateral (1)	Direct disposal costs (3)	6% - 10%	7.21%

Real estate owned	$229	Market valuation property (2)	Direct disposal costs (3)	6% - 10%	8.51%

(1)	The fair value basis of impaired loans is generally determined based on an independent appraisal of the market value of a loan’s underlying collateral.
(2)	The fair value basis of real estate owned is generally determined based upon the lower of an independent appraisal of the property’s market value or the applicable listing price or contracted sales price.
(3)	The fair value basis of impaired loans and real estate owned is adjusted to reflect management estimates of disposal costs including, but not necessarily limited to, real estate brokerage commissions and title transfer fees, with such cost estimates generally ranging from 6% to 10% of collateral or property market value.

An impaired loan is evaluated and valued at the time the loan is identified as impaired at the lower of cost or market value. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Market value is measured based on the value of the collateral securing the loan and is classified at a Level 3 in the fair value hierarchy. Once a loan is identified as individually impaired, management measures impairment in accordance with the FASB’s guidance on accounting by creditors for impairment of a loan with the fair value estimated using the market value of the collateral reduced by estimated disposal costs. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceeds the recorded investments in such loans. Impaired loans are reviewed and evaluated on at least a quarterly basis for additional impairment and adjusted accordingly.

At June 30, 2014, impaired loans valued using Level 3 inputs comprised loans with principal balances totaling $12.1 million and valuation allowances of $1.7 million reflecting fair values of $10.4 million. By comparison, at June 30, 2013, impaired loans valued using Level 3 inputs comprised loans with principal balances totaling $16.7 million and valuation allowances of $2.1 million reflecting fair values of $14.6 million.

Once a loan is foreclosed, the fair value of the real estate owned continues to be evaluated based upon the market value of the repossessed real estate originally securing the loan. At June 30, 2014, the Company held no real estate owned whose carrying value was written down utilizing Level 3 inputs during fiscal 2014. By comparison, at June 30, 2013, real estate owned whose carrying value was written down utilizing Level 3 inputs during the year ended June 30, 2013 comprised one property with a fair value totaling $229,000.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments at June 30, 2014 and June 30, 2013:

Cash and Cash Equivalents, Interest Receivable and Interest Payable. The carrying amounts for cash and cash equivalents, interest receivable and interest payable approximate fair value because they mature in three months or less.

Securities. See the discussion presented above concerning assets measured at fair value on a recurring basis.

Loans Receivable. Except for certain impaired loans as previously discussed, the fair value of loans receivable is estimated by discounting the future cash flows, using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities, of such loans.

FHLB of New York Stock. The carrying amount of restricted investment in bank stock approximates fair value, and considers the limited marketability of such securities.

Deposits. The fair value of demand, savings and club accounts is equal to the amount payable on demand at the reporting date. The fair value of certificates of deposit is estimated using rates currently offered for deposits of similar remaining maturities. The fair value estimates do not include the benefit that results from the low-cost funding provided by deposit liabilities compared to the cost of borrowing funds in the market.

Advances from FHLB. Fair value is estimated using rates currently offered for advances of similar remaining maturities.

Interest Rate Derivatives. See the discussion presented above concerning assets measured at fair value on a recurring basis.

Commitments. The fair value of commitments to fund credit lines and originate or participate in loans is estimated using fees currently charged to enter into similar agreements taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For fixed rate loan commitments, fair value also considers the difference between current levels of interest and the committed rates. The carrying value, represented by the net deferred fee arising from the unrecognized commitment, and the fair value, determined by discounting the remaining contractual fee over the term of the commitment using fees currently charged to enter into similar agreements with similar credit risk, is not considered material for disclosure. The contractual amounts of unfunded commitments are presented in Note 19.

The carrying amounts and fair values of financial instruments are as follows:

	Carrying Amount and Fair Value Measurements at June 30, 2014
	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In Thousands)
Financial assets:
Cash and cash equivalents	$135,034	$135,034	$135,034	$—	$—
Debt securities available for sale	407,898	407,898	—	407,898	—
Debt securities held to maturity	216,414	213,472	—	213,472	—
Loans receivable	1,729,084	1,711,972	—	—	1,711,972
Mortgage-backed securities available for sale	437,223	437,223	—	437,223	—
Mortgage-backed securities held to maturity	295,658	293,781	—	293,781	—
FHLB stock	25,990	25,990	—	—	25,990
Interest receivable	9,013	9,013	9,013	—	—

Financial liabilities:
Deposits (A)	2,479,941	2,490,933	1,442,723	—	1,048,210
Borrowings	512,257	521,839	—	—	521,839
Interest payable on borrowings	1,001	1,001	1,001	—	—

Derivative instruments:
Interest rate swaps	(2,714)	(2,714)	—	(2,714)	—
Interest rate caps	1,739	1,739	—	1,739	—

(A)	Includes accrued interest payable on deposits of $69,000 at June 30, 2014.

	Carrying Amount and Fair Value Measurements at June 30, 2013
	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
			(In Thousands)
Financial assets:
Cash and cash equivalents	$127,034	$127,034	$127,034	$—	$—
Debt securities available for sale	300,122	300,122	—	299,122	1,000
Debt securities held to maturity	210,015	202,328	—	202,328	—
Loans receivable	1,349,975	1,359,799	—	—	1,359,799
Mortgage-backed securities available for sale	780,652	780,652	—	780,652	—
Mortgage-backed securities held to maturity	101,114	96,447	—	96,447	—
FHLB stock	15,666	15,666	—	—	15,666
Interest receivable	8,028	8,028	8,028	—	—

Financial liabilities:
Deposits (A)	2,370,508	2,376,290	1,389,044	—	987,246
Borrowings	287,695	295,914	—	—	295,914
Interest payable on borrowings	938	938	938	—	—

Derivative instruments:
Interest rate swaps	2,837	2,837	—	2,837	—
Interest rate caps	2,808	2,808	—	2,808	—

(A)	Includes accrued interest payable on deposits of $47,000 at June 30, 2013.

Limitations. Fair value estimates are made at a specific point in time based on relevant market information and information about the financial instruments. These estimates do not reflect any premium or discount that could result from offering for sale at one time the entire holdings of a particular financial instrument. Because no market value exists for a significant portion of the financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. These estimates are subjective in nature, involve uncertainties and matters of judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

The fair value estimates are based on existing on-and-off balance sheet financial instruments without attempting to value anticipated future business and the value of assets and liabilities that are not considered financial instruments. Other significant assets and liabilities that are not considered financial assets and liabilities include premises and equipment, and advances from borrowers for taxes and insurance. In addition, the ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.

Finally, reasonable comparability between financial institutions may not be likely due to the wide range of permitted valuation techniques and numerous estimates which must be made given the absence of active secondary markets for many of the financial instruments. This lack of uniform valuation methodologies introduces a greater degree of subjectivity to these estimated fair values.